Investment (Details) - Bitmain Technologies Holding Company [Member] - USD ($) $ in Millions		12 Months Ended
	Aug. 31, 2018	Dec. 31, 2024	Dec. 31, 2023
Investment [Line Items]
Initial investment	$ 15.0
Recognized a gain on sale of investment		$ 1.6	$ 6.8
Series B+ Preferred shares [Member]
Investment [Line Items]
Share purchase	11,506,695
Shares sold		6,689,520	26,758,080